Business acquisition, integration and reorganization costs	12 Months Ended
Mar. 31, 2023
Business acquisition, integration and reorganization costs [Abstract]
Business acquisition, integration and reorganization costs	BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS

Year ended	March 31,
	2023	2022
	$	$
Acquisition costs (a)	1,554	3,964
Integration costs (b)	2,189	6,808
Reorganization costs related to modifications to cost structure (c)	4,582	845
Employee compensation on business acquisition (note 3) (d)	597	—
Contingent consideration (note 3)	9,157	—
	18,079	11,617

(a) The acquisition costs consisted mainly of professional fees incurred in relation to business acquisitions (note 3).
(b) For the year ended March 31, 2023, integration costs consisted mostly of $939,000 for impairment of right-of-use assets previously acquired as part of business combinations (note 6) (2022 - $2,820,000 for employee termination and benefits costs and the balance mostly related to professional fees incurred in relation to business integration).
(c) Reorganization costs related to modifications to cost structure consisted of employee termination and benefits costs.
(d) Employee compensation on business acquisition included deferred cash consideration from the Datum Acquisition (note 3).